PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS
PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS
The Company has several contributory and non-contributory defined contribution plans and defined benefit plans for substantially all its employees in Canada and the US.
Defined contribution plans
In the US, the Company maintains a savings retirement plan (401(k) Plan) for the benefit of certain employees who have been employed for at least 90 days. Contribution to this plan is at the discretion of the Company. The Company also maintains 401(k) plans according to the terms of certain collective bargaining agreements.
The Company also contributes to multi-employer plans for employees covered by certain collective bargaining agreements.
In Canada, the Company maintains defined contribution pension plans for its salaried employees and contributes amounts equal to 4% of each participant’s eligible salary.
The amount expensed with respect to the defined contribution plans for the years ended December 31, was $3.5 million in 2018, $4.7 million in 2017 and $4.6 million in 2016.
Defined benefit plans
The Company has, in the US, three defined benefit pension plans (hourly and salaried). Benefits for employees are based on compensation and years of service for salaried employees and fixed benefits per month for each year of service for hourly employees.
In Canada, certain non-union hourly employees of the Company are covered by a plan which provides a fixed benefit per month for each year of service.
In the US, the Company provides group health care benefits to certain retirees. In Canada, the Company provides group health care, dental and life insurance benefits for eligible retired employees.
All defined benefit plans described above are closed to new entrants.
Supplementary executive retirement plans
The Company has Supplementary Executive Retirement Plans (“SERPs”) to provide supplemental pension benefits to certain key executives. The SERPs are not funded and provide for an annual pension benefit, from retirement or termination date, in amounts ranging from $0.2 million to $0.6 million, annually.
Other long-term employee benefit plans
In the US, the Company provides a deferred compensation plan to certain employees. Earnings and losses on the deferral and amounts due to the participants are payable based on participant elections. Assets are held in a Rabbi trust and are composed of corporate owned life insurance policies. Participant investment selections are used to direct the allocation of funds underlying the corporate owned life insurance policies. As of December 31, 2018, the deferred compensation plans assets and liabilities totalled $2.4 million ($1.0 million as of December 31, 2017) and $2.6 million ($0.9 million as of December 31, 2017), respectively, and are presented in other assets and other liabilities, respectively, in the consolidated balance sheets.
Governance and oversight
The defined benefit plans sponsored by the Company are subject to the requirements of the Employee Retirement Income Security Act and related legislation in the US and the Canadian Income Tax Act and provincial legislation in Ontario and Nova Scotia. In addition, all actuarial computations related to defined benefit plans are based on actuarial assumptions and methods determined in accordance with the generally recognized and accepted actuarial principles and practices prescribed by the Actuarial Standards Board, the American Academy of Actuaries and the Canadian Institute of Actuaries.
Minimum funding requirements are computed based on methodologies and assumptions dictated by regulation in the US and Canada. The Company’s practice is to fund at least the statutory minimum required amount for each defined benefit plan’s plan year.  However, on September 12, 2018, the Company made an $11.3 million discretionary contribution to its US defined benefit pension plans. These plans are near wholly funded on an accounting basis and as a result, the Company expects to reduce future contribution requirements and certain plan administration expenses. During the year ended December 31, 2018, the Company recognized a net federal tax benefit of approximately $1.3 million primarily due to the discretionary contribution deducted on the 2017 tax return at the higher 2017 US corporate tax rate, partially offset by the reversal of the related deferred tax asset recorded using the lower US corporate tax rate provided under the TCJA. Refer to Note 5 for additional information on the TCJA.
The Company’s Investment Committee, composed of the Company’s Chief Financial Officer, Vice President of Human Resources, Vice President of Treasury, Corporate Controller and General Counsel, makes investment decisions for the Company’s pension plans. The asset liability matching strategy of the pension plans and plan asset performance is reviewed semi-annually in terms of risk and return profiles with external investment management advisors, actuaries and plan trustees. The Investment Committee, together with external investment management advisors, actuaries and plan trustees, has established a target mix of equity, fixed income, and alternative securities based on funded status level and other variables of each defined benefit plan.
The assets of the funded or partially funded defined benefit plans are held separately from those of the Company in funds under the control of trustees.
Information Relating to the Various Benefit Plans
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension Plans		Other plans
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	86,462	79,821	3,152	2,867
Current service cost	1,193	1,076	44	46
Interest cost	3,031	3,096	106	111
Benefits paid	(3,701)	(3,406)	(71)	(246)
Actuarial (gains) losses from demographic assumptions	(163)	(1,052)	21	(565)
Actuarial (gains) losses from financial assumptions	(5,186)	3,989	(210)	133
Experience losses (gains)	266	2,077	(113)	707
Foreign exchange rate adjustment	(1,206)	861	(149)	99
Balance, end of year	80,696	86,462	2,780	3,152
Fair value of plan assets
Balance, beginning of year	60,316	51,856	—	—
Interest income	2,217	2,025	—	—
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591	—	—
Contributions by the employer	13,805	3,956	—	—
Benefits paid	(3,701)	(3,406)	—	—
Administration expenses	(611)	(507)	—	—
Foreign exchange rate adjustment	(1,079)	801	—	—
Balance, end of year	68,578	60,316	—	—
Funded status – deficit	12,118	26,146	2,780	3,152
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2018
	US	Canada	Total
	$	$	$
Defined benefit obligations	68,411	15,065	83,476
Fair value of plan assets	(56,186)	(12,392)	(68,578)
Deficit in plans	12,225	2,673	14,898

	December 31, 2017
	US	Canada	Total
	$	$	$
Defined benefit obligations	72,643	16,971	89,614
Fair value of plan assets	(46,835)	(13,481)	(60,316)
Deficit in plans	25,808	3,490	29,298

The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Wholly unfunded	10,567	11,195
Wholly funded or partially funded	70,129	75,267
Total obligations	80,696	86,462

A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Pension Plans
Present value of the defined benefit obligation	80,696	86,462
Fair value of the plan assets	68,578	60,316
Deficit in plans	12,118	26,146
Liabilities recognized	12,118	26,146
Other plans
Present value of the defined benefit obligation and deficit in the plans	2,780	3,152
Liabilities recognized	2,780	3,152
Total plans
Total pension and other post-retirement benefits recognized in balance sheets	14,898	29,298

The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Asset category
Cash	106	1,308
Equity instruments	10,682	33,559
Fixed income instruments	57,790	23,514
Real estate investment trusts	—	1,935
Total	68,578	60,316

Approximately 100% and 80% of equity and fixed income instruments as of December 31, 2018 and 2017, respectively, were held in mutual or exchange traded funds. None of the benefit plan assets were invested in any of the Company’s own equity or financial instruments or in any property or other asset that was used by the Company.
As of December 31, 2018, plan assets held in US government obligations and mutual fund positions were valued at the quoted price, or net asset value, for identical or similar securities reported in active markets. As of December 31, 2017, plan assets held in equity, fixed income and real estate investment trusts have quoted prices, or net asset value, in active markets, and certain US government obligations and mutual fund positions were valued at the quoted price, or net asset value, for identical or similar securities reported in active markets.
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2018:

	Pension Plans			Other plans
	2018	2017	2016	2018	2017	2016
	$	$	$	$	$	$
Current service cost	1,193	1,076	1,176	44	46	22
Administration expenses	611	507	487	—	—	—
Net interest expense	814	1,071	1,174	106	111	143
Net costs recognized in the statement of consolidated earnings	2,618	2,654	2,837	150	157	165

	Total Plans
	2018	2017	2016
	$	$	$
Current service cost	1,237	1,122	1,198
Administration expenses	611	507	487
Net interest expense	920	1,182	1,317
Net costs recognized in the statement of consolidated earnings	2,768	2,811	3,002

The table below presents the defined benefit liability remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2018:

	Pension Plans			Other plans
	2018	2017	2016	2018	2017	2016
	$	$	$	$	$	$
Actuarial gains (losses) from demographic assumptions	163	1,052	1,131	(21)	565	21
Actuarial gains (losses) from financial assumptions	5,186	(3,989)	(1,901)	210	(133)	(141)
Experience (losses) gains	(266)	(2,077)	(1,383)	113	(707)	835
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591	1,705	—	—	—
Total amounts recognized in OCI	2,714	577	(448)	302	(275)	715

The Company currently expects to contribute a total of $1.3 million to its defined benefit pension plans and $0.2 million to its health and welfare plans in 2019.
The weighted average duration of the defined benefit obligation as of December 31, 2018 and 2017 is 12 and 13 years for US plans and 18 and 19 years for Canadian plans, respectively.
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Discount rate
Pension plans (End of the Year) (1)	4.05%	3.56%	3.95%	3.50%
Pension plans (Current Service Cost) (2)	3.69%	4.01%	3.55%	4.15%
Other plans (End of the Year) (1)	3.71%	3.10%	3.95%	3.50%
Other plans (Current Service Cost) (2)	4.17%	3.67%	3.55%	4.15%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	20	22	22
Current pensioner - Female	22	22	25	24
Current member aged 45 - Male	22	21	23	23
Current member aged 45 - Female	24	24	26	25

(1)	Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost.

(2)
Represents the discount rate used to calculate annual service cost. Beginning in 2017, the current service cost is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan's active participants. Previously, the current service cost was calculated using the same discount rate used to measure the defined benefit obligation for both active and retired participants.

(3)	Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.
These assumptions are developed by management with the assistance of independent actuaries. Discount rates are determined close to each year-end by reference to market yields of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and have terms to maturity approximating the terms of the related pension benefit obligation. Other assumptions are based on current actuarial benchmarks and management’s historical experience.
Significant actuarial assumptions for defined benefit obligation measurement purposes are the discount rate and mortality rate. The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligation:

	12/31/2018	12/31/2017
	$	$
Discount rate
Increase of 1%	(9,539)	(10,988)
Decrease of 1%	11,729	13,666
Mortality rate
Life expectancy increased by one year	2,263	2,856
Life expectancy decreased by one year	(2,392)	(2,892)